SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of estimated useful lives of assets
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 – 15

Schedule of fair value for options granted, valuation assumptions
The fair value for options granted in 2016 and 2015 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following underlying assumptions:

	Year ended December 31,
	2016	2015

Risk free interest	1.21%-1.88%	1.44%-1.61%
Dividend yields	0%	0%
Volatility	61.3%-63.9%	65.3%-66.8%
Expected term (in years)	5.5-6.25	6